Note 2 - Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Cash and Cash Equivalents [Table Text Block]
	December 31,
	2018	2017
Total cash and cash equivalents	19.464	20,004
Short term investments	–	–
Total cash and cash equivalents, and short term investments	19,464	20,004